MetLife Aggregate Bond Index Portfolio Expense Example - MetLife Aggregate Bond Index Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 27
Expense Example, with Redemption, 3 Years	86
Expense Example, with Redemption, 5 Years	151
Expense Example, with Redemption, 10 Years	342
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	166
Expense Example, with Redemption, 5 Years	290
Expense Example, with Redemption, 10 Years	652
Class E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	134
Expense Example, with Redemption, 5 Years	234
Expense Example, with Redemption, 10 Years	529
Class G
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	182
Expense Example, with Redemption, 5 Years	317
Expense Example, with Redemption, 10 Years	$ 713